Supplemental Disclosures of Noncash Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Significant Noncash Transactions [Line Items]
Write-off of due to affiliates	$ 27,315,249	$ 0	$ 0
Dividends on preferred stock	0	0	0
Discounts applied to issuance of common stock	43,761	463,980	360,530
Commissions on stock sales and related dealer-manager fees	0	105,502	0
Issuance (cancellation) of stock dividends	(329)	5,570,133	6,057,323
Stock dividends payable to stockholders - additional paid-in capital	0	(221,082)	221,082
Stock dividends payable to stockholders - par value	$ 0	$ (221)	$ 221
Issuance of stock-based compensation	55,000	40,000	65,000
Other liabilities assumed upon acquisition of timberland	1,156,317	4,404	0
Market value adjustment to interest rate swap	(687,674)	0	0
Other offering costs due to affiliate	0	28,316	121,457
Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends on preferred stock	$ 373,992	$ 1,556,675	$ 3,708,380